RISK MANAGEMENT - Schedule of Aging Receivables (Details) - Credit Risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 2,325	$ 785
Between one and two months
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	264	471
Between two and three months
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	849	109
More than three months
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 1,212	$ 205